Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Taxation
Current income tax expenses	¥ 97,994		¥ 54,341
Withholding income tax expenses	9,324		12,702
Deferred tax benefits	(23,634)	$ (3,322)	(4,541)
Total	¥ 83,684	$ 11,764	¥ 62,502